Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	40,700,000	40,000,000
Common stock, shares issued	2,895,994	2,895,994
Common stock, shares outstanding	2,700,719	2,700,719
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, shares authorized	3,094,774	3,094,774
Redeemable convertible preferred stock, shares issued	2,892,193	3,094,774
Redeemable convertible preferred stock, shares outstanding	2,892,193	3,094,774
Series A1 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, shares authorized	19,528,622	19,528,622
Redeemable convertible preferred stock, shares issued	19,345,272	19,528,622
Redeemable convertible preferred stock, shares outstanding	19,345,272	19,528,622
Series A2 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, shares authorized	10,876,182	10,476,182
Redeemable convertible preferred stock, shares issued	10,468,842	10,476,182
Redeemable convertible preferred stock, shares outstanding	10,468,842	10,476,182
ZETA ACQUISITION CORP. II [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	5,000,000	5,000,000
Common stock, shares outstanding	5,000,000	5,000,000